INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
	March 31, 2014	December 31, 2013
	(Unaudited)

HDR	$155,045	$146,706
SRIO	102,910	102,259
Software	200,000	200,000
	457,955	448,965
Less amortization	(62,073)	(55,819)

	$395,882	$393,146

	2013	2012

HDR	$146,706	$130,432
SRIO	102,259	86,673
Software	200,000	-
	448,965	217,105
Less amortization	(55,819)	(32,772)

	$393,146	$184,333